Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
Outstanding Interest Rate Derivatives
As of December 31, 2012 we had the following outstanding interest rate derivatives that were not designated as hedges:

Interest Rate Derivative	Number of Instruments	Notional
Interest Rate Caps	9	$55,875,000
As of December 31, 2012 we had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional
Interest Rate Caps	14	$232,576,000
Interest Rate Swaps	20	$559,000,000

Fair Values of Derivative Instruments on Condensed Consolidated Balance Sheet
The table below presents the fair value of our derivative financial instruments as well as their classification on the Consolidated Balance Sheet as of December 31, 2012 and December 31, 2011, respectively: (dollars in thousands)

	Asset Derivatives			Liability Derivatives
		31-Dec-12	31-Dec-11		31-Dec-12	31-Dec-11
Derivatives designated as hedging instruments	Balance Sheet Location	Fair Value	Fair Value	Balance Sheet Location	Fair Value	Fair Value

Interest rate contracts	Other assets	$245	$975	Fair market value of interest rate swaps	$21,423	$33,095

Total derivatives designated as hedging instruments		$245	$975		$21,423	$33,095

Derivatives not designated as hedging instruments

Interest rate contracts	Other assets	$43	$43		$—	$—

Total derivatives not designated as hedging instruments		$43	$43		$—	$—

Effect of Derivative Instruments on Consolidated Statement of Operations
The tables below present the effect of our derivative financial instruments on the Consolidated Statement of Operations for the years ended December 31, 2012, 2011 and 2010, respectively: (dollars in thousands)

Derivatives in Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)			Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)			Location of Gain or (Loss Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Years ended December 31,	2012	2011	2010		2012	2011	2010		2012	2011	2010
Interest rate contracts	$(8,409)	$(13,951)	$(35,538)	Interest expense	$(20,107)	$(27,639)	$(34,021)	Interest expense	$(39)	$(195)	$(269)

Total derivatives in cash flow hedging relationships	$(8,409)	$(13,951)	$(35,538)		$(20,107)	$(27,639)	$(34,021)		$(39)	$(195)	$(269)

Derivatives Not Designated as Hedging Instruments	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
For the year ended December 31,		2012	2011	2010

Interest rate products	Interest income/(expense)	$(66)	$(24)	$—

Total		$(66)	$(24)	$—